INVESTMENTS IN PRIVATE COMPANIES	3 Months Ended
Jun. 30, 2021
Investments In Private Companies
INVESTMENTS IN PRIVATE COMPANIES

NOTE 9. INVESTMENTS IN PRIVATE COMPANIES

The following is a discussion of our investments in private companies as of June 30, 2021 and March 31, 2021.

Sentien

In August 2015, the Company acquired 210,210 shares of Series A preferred stock in Sentien (“Preferred Stock”), a Medford, MA based private company for $700,000 of cash. The Preferred Stock is fully convertible into an equal number of common shares. The Company’s holdings represent 5.06% of the equity of Sentien on a fully diluted basis as of June 30, 2021 and March 31, 2021, respectively. The investment in Sentien has been irrevocably designated as a financial asset recorded at fair value with changes in fair value recorded through other comprehensive income. As of March 31, 2020, the Company recorded an unrealized loss of $0.7 million after determining that cost no longer was the best estimate of fair value due to a significant change in the strategy of Sentien and determined that the investment in Sentien no longer had any fair value as Sentien was no longer pursing the proposed indication from the time of the Company's initial investment.

Intensity

In connection with the SalvaRx Acquisition in fiscal 2019, the Company acquired a $4.5 million interest in Intensity, a clinical stage biotechnology company, of 1.0 million shares, which represented a 7.5% equity interest in Intensity. The investment was recorded at fair value (which approximates cost) at the acquisition date. The investment in Intensity has been irrevocably designated as a financial asset recorded at fair value with gains and losses recorded through other comprehensive income. The fair value of the asset is determined by considering other comparable equity funding transactions by Intensity with unrelated investors.

On July 11, 2019, the Company entered into an agreement with Fast Forward Innovations Limited ("Fast Forward") to purchase Intensity Holdings Limited ("IHL"), a wholly-owned subsidiary of Fast Forward. The Company paid $1.3 million for IHL through the issuance of 129,806 ordinary shares. The sole asset of IHL consists of 288,458 shares of the private company, Intensity. This transaction increased the Company's ownership to 1,288,458 shares of Intensity.

During the year ended March 31, 2020, the Company recorded an unrealized gain of $1.6 million with respect to its investment in Intensity based upon Intensity’s then most recent valuation. There were no unrealized gains or losses recognized in the three-month periods ended June 30, 2021 and 2020.

As of each of June 30, 2021 and March 31, 2021, the Company owned approximately 8% of the outstanding shares of Intensity, on a fully diluted basis.